S000094966 [Member] Investment Strategy - Goldman Sachs Technology Opportunities ETF	Feb. 28, 2025
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]
The Fund invests, under normal circumstances, at least 80% of its net assets plus any borrowings for investment purposes (measured at the time of purchase) (“Net Assets”) in equity investments in technology companies, as described below. The Fund seeks to achieve its investment objective by investing, under normal circumstances, in companies that are considered by Goldman Sachs Asset Management, L.P. (“GSAM” or the “Investment Adviser”) to benefit from the proliferation of technology. Although the Fund invests primarily in publicly traded U.S. securities, it may invest up to 20% of its Net Assets in foreign securities, including securities of issuers in countries with emerging markets or economies (“emerging countries”) and securities quoted in foreign currencies. The Fund may also invest in privately held companies and companies that only recently began to trade publicly. The Fund may invest in companies of any market capitalization.
The Fund’s fundamental equity growth investment process involves evaluating potential investments based on specific characteristics believed to indicate a high-quality business with sustainable growth, including strong business franchises, favorable long-term prospects, and excellent management. The Investment Adviser will also consider valuation of companies when determining whether to buy and/or sell securities. The Investment Adviser may integrate environmental, social and governance (“ESG”) factors alongside traditional fundamental factors as part of its fundamental research process. No one factor or consideration is determinative in the stock selection process. The Investment Adviser may decide to sell a position for various reasons, including when a company’s fundamental outlook deteriorates, because of valuation and price considerations, for risk management purposes, or when a company is deemed to be misallocating capital.
The Fund intends to invest a substantial portion of its assets in technology companies. In general, the Investment Adviser defines a technology company as a high-quality technology, services, media or telecommunications company that adopts or uses technology to improve its cost structure, revenue opportunities or competitive advantage. The Investment Adviser seeks to identify technology companies that exhibit many of the following characteristics:
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Strong brand name
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Dominant market share
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Recurring revenue streams
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Free cash flow generation
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Long product life cycle
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Enduring competitive advantage
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Excellent management
The Investment Adviser seeks to identify technology companies that are promising growth businesses. These companies may grow revenue by increasing sales volumes, prices, customers and market share. The Internet is an example of a technology that the Investment Adviser believes will drive growth for many technology businesses. The Internet has had, and is expected to continue to have, a significant impact on the global economy, as it changes the way many companies operate. Benefits of the Internet for businesses may include global scalability, acquisition of new clients, new revenue sources and increased efficiencies. Technology companies adopting innovative Internet technologies to improve their business models include providers of infrastructure, software, hardware and services.
The Fund will invest at least 25% of its total assets in companies in one or more of the media, telecommunications, technology and/or Internet industries. Because of its focus on technology, telecommunications, Internet, services and media companies, the Fund’s investment performance will be closely tied to many factors which affect these companies. These factors include intense competition, consumer preferences, problems with product compatibility and government regulation. The Fund’s investments may experience significant price movements caused by disproportionate investor optimism or pessimism with little or no basis in fundamental economic conditions. The Fund may also invest in a relatively few number of issuers. As a result, the Fund’s net asset value (“NAV”) is more likely to have greater fluctuations than that of a fund which is more diversified or invests in other industries.
The Fund may invest up to 10% of its Net Assets in fixed income securities (including high yield fixed income securities), such as government, corporate and bank debt obligations.
The Fund is an actively managed ETF, which is a fund that trades like other publicly traded securities. The Fund is not an index fund and does not seek to replicate the performance of a specified index.
The Investment Adviser measures the Fund’s performance against the NASDAQ Composite Total Return Index.

Strategy Portfolio Concentration [Text]	The Fund invests, under normal circumstances, at least 80% of its net assets plus any borrowings for investment purposes (measured at the time of purchase) (“Net Assets”) in equity investments in technology companies, as described below.